CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 196.0	$ 271.9
Short-term bank deposits	431.1	492.5
Marketable securities	1,010.5	929.3
Trade receivables, net	644.2	597.8
Prepaid expenses and other assets	50.0	46.4
Total current assets	2,331.8	2,337.9
LONG-TERM ASSETS:
Marketable securities	1,865.6	2,089.7
Property and equipment, net	82.8	83.4
Deferred tax asset, net	77.6	51.7
Intangible assets, net	58.8	61.0
Goodwill	1,236.7	1,196.2
Other assets	71.5	80.3
Total long-term assets	3,393.0	3,562.3
Total assets	5,724.8	5,900.2
CURRENT LIABILITIES:
Trade payables	29.6	9.8
Employees and payroll accruals	223.7	206.3
Deferred revenues	1,363.4	1,257.4
Accrued expenses and other liabilities	222.5	238.6
Total current liabilities	1,839.2	1,712.1
LONG-TERM LIABILITIES:
Deferred revenues	514.4	449.7
Income tax accrual	419.7	454.9
Other liabilities	22.2	26.4
Total long-term liabilities	956.3	931.0
Total liabilities	2,795.5	2,643.1
SHAREHOLDERS' EQUITY:
Ordinary shares, NIS 0.01 par value, 500,000,000 shares authorized at December 31, 2022 and 2021; 261,223,970 shares issued at December 31, 2022 and 2021; 120,761,971 and 129,065,690 shares outstanding at December 31, 2022 and 2021, respectively	0.8	0.8
Additional paid-in capital	2,500.7	2,276.7
Treasury shares at cost, 140,462,677 and 132,181,781 ordinary shares at December 31, 2022 and 2021, respectively	(11,802.1)	(10,550.7)
Accumulated other comprehensive loss	(97.9)	(0.6)
Retained earnings	12,327.8	11,530.9
Total shareholders' equity	2,929.3	3,257.1
Total liabilities and shareholders' equity	$ 5,724.8	$ 5,900.2